[Missing Graphic Reference]	William J. Evers Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 973 802-3716 william.evers@prudential.com

April 30, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectus Pursuant to Rule 497(j)
Pruco Life Flexible Premium Variable Annuity Account (“Registrant”)
File Nos. 333-192701 and 811-07325

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus included in the above-referenced Registration Statement,  the form of Prospectus that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment and

2.	The text of the most recent post-effective amendment has been filed with the Commission electronically.

Very truly yours,

/s/William J. Evers
William J. Evers
Vice President,
Corporate Counsel